CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (9,548)	$ (8,723)	$ (39,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	769	1,395	2,135
Share-based compensation	1,865	2,317	3,196
Exchange loss on offshore bank accounts	89	120	938
Loss (gain) from equity method investment	(208)	(17)	34
Inventory write down	2,065	3,286	1,890
Changes in operating assets and liabilities:
Accounts receivable	(973)	(1,707)	(246)
Inventories	(3,293)	(2,642)	(3,326)
Prepaid expenses and other current assets	(5,985)	(4,659)	106
Long-term rental deposit	(12)	(2)	33
Accounts payable	(108)	(6,813)	4,117
Advance from customers	1,345	476	(2,697)
Accrued expenses and other current liabilities	(837)	1,635	(4,674)
Net cash used in operating activities	(14,831)	(15,334)	(37,901)
Cash flows from investing activities
Purchase of property and equipment	(556)	(334)	(769)
Maturity of term deposit			43,054
Purchase of term deposit			(37,708)
(Increase) decrease in restricted cash	(15)	47	661
Payment for long term investment	(2,950)		(2,100)
Net cash provided by (used in) investing activities	(3,521)	(287)	3,138
Cash flows from financing activities
Proceeds from exercise of share options	37	22	122
Proceeds from private placement		75,423
Repurchase of ordinary shares	(3,101)	(810)	(9,346)
Net cash (used in) provided by financing activities	(3,064)	74,635	(9,224)
Net (decrease) increase in cash and cash equivalents	(21,416)	59,014	(43,987)
Effect of exchange rate changes on cash and cash equivalents	340	(398)	(470)
Cash and cash equivalents at beginning of year	89,517	30,901	75,358
Cash and cash equivalents at end of year	68,441	89,517	30,901
Supplemental cash flow information:
Income tax paid	$ (81)	$ (54)	$ (49)